Schedule of Other Information on Lease (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating cash flows from finance leases	$ 58	$ 13
Operating cash flows from operating leases	35	32
Financing cash flows from finance leases	65	26
Right-of-use assets obtained in exchange for new operating lease liabilities
Right-of-use assets obtained in exchange for new finance lease liabilities
Weighted-average remaining lease term - finance leases (years)	2 years 2 months 12 days
Weighted-average remaining lease term - operating leases (years)	2 years 1 month 6 days
Weighted-average discount rate - finance leases	9.10%
Weighted-average discount rate - operating leases	5.90%
FG Group Holdings Inc [Member]
Operating cash flows from finance leases			$ 94	$ 12
Operating cash flows from operating leases			131	202
Financing cash flows from finance leases			159	36
Right-of-use assets obtained in exchange for new operating lease liabilities				97
Right-of-use assets obtained in exchange for new finance lease liabilities			$ 775	$ 703
Weighted-average remaining lease term - finance leases (years)			1 year 4 months 24 days
Weighted-average remaining lease term - operating leases (years)			2 years 3 months 18 days
Weighted-average discount rate - finance leases			5.20%
Weighted-average discount rate - operating leases			5.80%